PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	¥ 14,305,958	¥ 7,867,659
Restricted cash	130,295	67,419
Time deposits	667,736
Amount due from related parties, current	278,597	54,282
Other current assets	412,546	361,249
Total current assets	18,547,457	11,613,071
Non-current assets
Long-term investments in equity investees	10,052,348	7,544,555
Other non-current assets	648,043	674,936
Total non-current assets	61,451,041	62,035,557
Total assets	79,998,498	73,648,628
Current liabilities
Short-term borrowings	411,402	1,798,531
Convertible bonds payable, current		575
Amount due to related parties	117,889	9,491
Accounts payable	1,932,177	2,593,305
Accrued expenses and other payables	1,205,452	1,288,606
Total current liabilities	7,128,359	9,078,098
Non-current liabilities
Convertible bonds payable, non-current	12,144,371	8,576,583
Total non-current liabilities	45,133,078	40,901,897
Total liabilities	52,261,437	49,979,995
Mezzanine Equity
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2024 and 2025; Redemption value of RMB1,080,656 and RMB1,056,663 as of December 31, 2024 and 2025, respectively; Liquidation preference of RMB1,080,656 and RMB1,056,663 as of December 31, 2024 and 2025, respectively)	1,056,663	1,080,656
Total mezzanine equity	1,056,663	1,080,656
Shareholders' equity
Ordinary shares (US$0.00005 par value; 3,500,000,000 shares authorized as of December 31, 2024 and 2025; 1,511,590,567 and 1,607,430,567 Class A ordinary shares issued and outstanding as of December 31, 2024 and 2025, respectively; 43,590,336 Class B ordinary shares issued and outstanding as of December 31, 2024 and 2025)	562	527
Additional paid-in capital	31,706,498	29,596,268
Accumulated other comprehensive loss	(829,319)	(1,094,377)
Accumulated deficit	(5,094,729)	(6,044,372)
Total GDS Holdings Limited shareholders' equity	25,783,012	22,458,046
Commitments and contingencies
Total liabilities, mezzanine equity and equity	79,998,498	73,648,628
Parent Company | Reportable Legal Entities
Current assets
Cash and cash equivalents	3,009,874	1,498,062
Restricted cash		27,316
Time deposits	667,736
Amount due from related parties, current	440	10,336
Other current assets	19,735	17,258
Total current assets	3,697,785	1,552,972
Non-current assets
Long-term investments in equity investees	9,164,612	7,537,604
Investment, loans and amounts due from subsidiaries and consolidated VIEs, non-current	26,420,808	24,778,969
Other non-current assets		61
Total non-current assets	35,585,420	32,316,634
Total assets	39,283,205	33,869,606
Current liabilities
Short-term borrowings		1,435,924
Convertible bonds payable, current		575
Amount due to related parties	351
Accounts payable	930	1,066
Accrued expenses and other payables	107,531	121,090
Amount due to subsidiaries	190,347	195,666
Total current liabilities	299,159	1,754,321
Non-current liabilities
Convertible bonds payable, non-current	12,144,371	8,576,583
Total non-current liabilities	12,144,371	8,576,583
Total liabilities	12,443,530	10,330,904
Mezzanine Equity
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2024 and 2025; Redemption value of RMB1,080,656 and RMB1,056,663 as of December 31, 2024 and 2025, respectively; Liquidation preference of RMB1,080,656 and RMB1,056,663 as of December 31, 2024 and 2025, respectively)	1,056,663	1,080,656
Total mezzanine equity	1,056,663	1,080,656
Shareholders' equity
Ordinary shares (US$0.00005 par value; 3,500,000,000 shares authorized as of December 31, 2024 and 2025; 1,511,590,567 and 1,607,430,567 Class A ordinary shares issued and outstanding as of December 31, 2024 and 2025, respectively; 43,590,336 Class B ordinary shares issued and outstanding as of December 31, 2024 and 2025)	562	527
Additional paid-in capital	31,706,498	29,596,268
Accumulated other comprehensive loss	(829,319)	(1,094,377)
Accumulated deficit	(5,094,729)	(6,044,372)
Total GDS Holdings Limited shareholders' equity	25,783,012	22,458,046
Commitments and contingencies
Total liabilities, mezzanine equity and equity	¥ 39,283,205	¥ 33,869,606